PENSION PLANS - Fair values of defined benefit plan assets (Details) - Non-U.S. Plans - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities
Plan assets allocation
Plan assets	$ 4.1	$ 4.1
Plan assets, percentage	28.00%	30.00%
Debt securities | Level 2
Plan assets allocation
Plan assets	$ 4.1	$ 4.1
Insurance arrangements
Plan assets allocation
Plan assets	$ 7.8	$ 6.8
Plan assets, percentage	53.00%	50.00%
Insurance arrangements | Level 3
Plan assets allocation
Plan assets	$ 7.8	$ 6.8
Other
Plan assets allocation
Plan assets	$ 2.9	$ 2.8
Plan assets, percentage	19.00%	20.00%
Other | Level 1
Plan assets allocation
Plan assets	$ 0.5
Other | Level 2
Plan assets allocation
Plan assets		$ 0.6
Other | Level 3
Plan assets allocation
Plan assets	2.4	2.2
Total Percentage
Plan assets allocation
Plan assets	$ 14.8	$ 13.7
Plan assets, percentage	100.00%	100.00%
Total Percentage | Level 1
Plan assets allocation
Plan assets	$ 0.5
Total Percentage | Level 2
Plan assets allocation
Plan assets	4.1	$ 4.7
Total Percentage | Level 3
Plan assets allocation
Plan assets	$ 10.2	$ 9.0